Digital Assets - Schedule of Digital Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Digital Assets [Abstract]
Digital assets held on exchange institutions	$ 204,594,180	$ 126,468,184
Digital assets held on exchange institutions – related party	4,033,054
Total	$ 208,627,234	$ 126,468,184